Deposits, Prepayment and Other Receivables (Details) - HKD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits, Prepayment And Other Receivables [Line Items]
Prepaid insurance	$ 872	$ 1,184
Rental deposits / prepaid rent	1,536	1,535
Other receivables	931	511
Deposits, prepayment and other receivables	$ 3,339	$ 3,230